Finance income and charges - Schedule of finance income and charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Finance Income And Charges [Line Items]
Interest income	$ 203	$ 179	$ 193
Fair value gain on financial instruments	170	100	124
Total interest income	373	279	317
Interest charge on bonds, commercial paper, bank loans and overdrafts	(775)	(665)	(563)
Interest charge on finance leases	(32)	(23)	(19)
Borrowing costs capitalised	46	0	0
Borrowing cost capitalized exceptional	58	0	0
Other interest charges	(270)	(396)	(325)
Fair value loss on financial instruments	(172)	(101)	(123)
Total interest charges	(1,145)	(1,185)	(1,030)
Net interest charges	(772)	(906)	(713)
Net finance income in respect of post-employment plans in surplus (note 14)	54	57	71
Monetary gain on hyperinflation in various economies	39	49	13
Interest income in respect of direct and indirect tax	7	15	8
Change in financial liability — Zacapa (Level 3)	7	0	0
Total other finance income	107	121	92
Net finance charge in respect of post-employment plans in deficit (note 14)	(19)	(20)	(18)
Monetary loss on hyperinflation in various economies	0	(8)	(3)
Interest charge in respect of direct and indirect tax	(51)	(27)	(29)
Unwinding of discounts	(22)	(23)	(15)
Change in financial liability — Zacapa (Level 3)	0	0	(10)
Other finance charges	(14)	(22)	(16)
Total other finance charges	(106)	(100)	(91)
Net other finance charges	1	21	1
Interest income on financial assets not designated at fair value through profit or loss	101	59	98
Interest expense on financial liabilities not designated at fair value through profit or loss	$ (854)	$ (765)	$ (628)